Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2021
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Premises evacuation building input index receivable(1)	$51,791	$29,133
Derivative financial instruments(2)	32,830	—
Cross-currency interest rate swap(3)	27,286	16,851
Prepaid expenses for land rights	4,742	10,608
Deposits with banks and other long-term receivables(4)	16,856	12,677
	$133,505	$69,269

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(5)).
(2)    Derivative financial instruments related to long term projects.
(3)    During 2021, the Company issued Series B, C and D Notes and entered into a cross-currency interest rate swap transaction in order to effectively hedge the effect of interest and exchange rate differences related to Series B Notes that were issued in NIS. During 2020, the Company received a loan in NIS from a financial institution. The Company entered into a cross currency interest rate SWAP transaction in order to effectively hedge the effect of interest and exchange rate differences resulting from the loan.
(4)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $11,332 and $10,175 as of December 31, 2021 and 2020, respectively (see Note 17).